New IFRS and IFRIC Not Yet Effective	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
New IFRS and IFRIC Not Yet Effective

4.	NEW IFRS AND IFRIC NOT YET EFFECTIVE
Standards and interpretations that will be effective after the reporting date are as follows:
The following amended standards and interpretations had no significant impact on the Group’s financial position and results of operations.

a)	New standards, amendments and interpretations effective and EU-endorsed as of January 1, 2022

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)	Jan 1, 2022
Annual Improvements to IFRS Standards 2018-2020	Jan 1, 2022
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)	Jan 1, 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)	Jan 1, 2022
The following amended standards and interpretations are not expected to have a significant impact on the future Group’s financial position and results of operations.

b)	New standards, amendments and interpretations effective and EU endorsed as of January 1, 2023

Insurance Contracts (IFRS 17)	Jan 1, 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	Jan 1, 2023
Definition of Accounting Estimates (Amendments to IAS 8)	Jan 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	Jan 1, 2023

c)	New standards, amendments and interpretations effective as of January 1, 2024

Classification of liabilities as current or non-current (Amendments to IAS 1)	Jan 1, 2024	(*)
Non-current liabilities with Covenants	Jan 1, 2024	(*)
Lease liability in a Sale and Leaseback (Amendment to IFRS 16)	Jan 1, 2024	(*)

(*)	Not yet endorsed by the EU.